Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Loss Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net loss attributable to Tuniu Corporation	(1,463,281)	(2,407,194)	(767,304)	(117,934)
Accretion on redeemable noncontrolling interests	—	(106)	(5,725)	(880)
Numerator for basic and diluted net loss per share	(1,463,281)	(2,407,300)	(773,029)	(118,814)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	248,362,837	373,347,855	378,230,039	378,230,039
Loss per share-basic and diluted	(5.89)	(6.45)	(2.04)	(0.31)